Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended
	Sep. 25, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Cash equivalents		$ 0	$ 0	$ 0
Offering costs charged to equity	$ 11,906,606
Unrecognized Tax Benefits		0	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		0	0	0
Interest earned on investments held in Trust Account		7,525	4,193	17,229
FDIC Insured Amount		$ 250,000	$ 250,000	$ 250,000
Temporary Equity, Shares Authorized		16,072,016	17,312,211	16,072,016
Payments for underwriting expense				$ 768,391
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			16,000,000
IPO [Member]
Payment of stock issuance cost				$ 11,138,216
IPO [Member] | Public Warrants [Member]
Number of warrants issued			10,368,601
Private Placement [Member] | Private Placement Warrants [Member]
Number of warrants issued			6,147,440
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			16,516,041	16,516,041